Note 10 - Deferred Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Movement In Deferred Revenue Roll Forward
Deferred revenue on extended warranties	$ 27	$ 30
New extended warranty and maintenance arrangements	176	188
Recognition of extended warranty and maintenance arrangement revenue	(177)	(191)
Deferred revenue on extended warranties	$ 26	$ 27